Financial Instruments - Interest Rate Swap Hedges (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) agreement	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Financial Instruments
Number of agreements held | agreement	0
Interest rate swap hedges
Financial Instruments
Unrealized losses reclassified from accumulated other comprehensive loss to earnings	$ 3.6	$ 3.7	$ 3.7
Accelerated amortization of deferred realized losses	0.0	$ 1.4
Unrealized losses expected to be reclassified from accumulated other comprehensive loss to earnings within the next twelve months	$ 3.6		$ 0.0